Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 $ in Thousands	12 Months Ended
Apr. 30, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits on the financial statements	$ 37,641
Change in deemed loans with no post-default payments	29
Net increase in net assets available for benefits on Form 5500	$ 37,670